Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of ordinary shares - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A
Numerator:
Allocation of net income (loss), basic		$ 4,978,054	$ 536,289	$ 8,666,588	$ 3,598,311
Allocation of net income (loss), diluted		$ 4,978,054	$ 536,289	$ 8,666,588	$ 3,586,709
Allocation of net income						$ 6,201,121
Allocation of net income						$ 6,186,772
Allocation of net loss
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)		32,500,000	32,500,000	32,500,000	26,666,667	28,136,986
Diluted weighted average ordinary shares outstanding		32,500,000	32,500,000	32,500,000	26,666,667
Basic weighted average ordinary shares outstanding						28,136,986
Basic net income per ordinary share						$ 0.22
Diluted weighted average ordinary shares outstanding						28,136,986
Diluted net income per ordinary share	$ 0					$ 0.22
Basic net income (loss) per ordinary share (in Dollars per share)		$ 0.15	$ 0.02	$ 0.27	$ 0.13	$ 0.22
Diluted net income (loss) per ordinary share (in Dollars per share)		$ 0.15	$ 0.02	$ 0.27	$ 0.13
Class B
Numerator:
Allocation of net income (loss), basic		$ 1,244,513	$ 134,072	$ 2,166,647	$ 1,081,223
Allocation of net income (loss), diluted		$ 1,244,513	$ 134,072	$ 2,166,647	$ 1,092,825
Allocation of net income						$ 1,772,180
Allocation of net income						$ 1,786,528
Allocation of net loss	$ (8,000)
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	7,500,000	8,125,000	8,125,000	8,125,000	8,012,821	8,041,096
Diluted weighted average ordinary shares outstanding	7,500,000	8,125,000	8,125,000	8,125,000	8,125,000
Basic weighted average ordinary shares outstanding						8,041,096
Basic net income per ordinary share						$ 0.22
Diluted weighted average ordinary shares outstanding						8,125,000
Diluted net income per ordinary share		$ 0.15	$ 0.02	$ 0.27	$ 0.13	$ 0.22
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0	0.15	0.02	0.27	0.13	$ 0.22
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0	$ 0.15	$ 0.02	$ 0.27	$ 0.13